Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	May 31, 2014		May 31, 2013
Deferred Tax Assets Liabilities Net [Abstract]
Current deferred tax assets	$ 522		$ 533
Noncurrent deferred tax assets	80	[1]
Noncurrent deferred tax liabilities	(2,114)		(1,652)
Net deferred tax liabilities	$ (1,512)		$ (1,119)

[1]	Noncurrent deferred tax assets are included in the line item Other Assets in our Consolidated Balance Sheet.